UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period:   3/31/14

Item 1.  Reports to Stockholders.

SEMI – ANNUAL REPORT

March 31, 2014

Even Keel Explorer Managed Risk Fund

Even Keel Managed Risk Fund

Even Keel Opportunities Managed Risk Fund

Even Keel Traveler Managed Risk Fund

www.EvenKeelInvestments.com

1-855-754-7939

Distributed by Northern Lights Distributors, LLC

Member FINRA

Even Keel Explorer Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2014

The Portfolio's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Explorer Managed Risk Fund
Class A	(0.90)%
Class I	(0.92)%
FTSE Emerging Markets ***	(0.95)%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund's total annual operating expense ratio is 1.12% for class A and 0.87% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939

** Inception date is November 25, 2013.
*** The FTSE Emerging Index is a market-capitalization-weighted index representing large and mid-cap stocks of companies located in emerging markets around the world.

Holdings by Asset Class	% of Net Assets
Equity Funds	89.0%
Other/Cash & Cash Equivalents	11.0%
100.0%

Even Keel Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2014

The Portfolio's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Managed Risk Fund
Class A	0.62%
Class I	0.63%
S&P 500 Total Return Index ***	4.62%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund's total annual operating expense ratio is 0.97% for class A and 0.72% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

** Inception date is November 25, 2013.

*** The S&P 500 Total Return Index is an unmanaged index. Index returns assume reinvestment of dividends.  Investors may not invest in the index directly; unlike the Portfolio's returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	82.3%
Other/Cash & Cash Equivalents	17.7%
100.0%

Even Keel Opportunities Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2014

The Portfolio's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Opportunities Managed Risk Fund
Class A	2.80%
Class I	2.80%
S&P Midcap 400 ***	5.57%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund's total annual operating expense ratio is 0.97% for class A and 0.72% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

** Inception date is November 25, 2013.
*** S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

Holdings by Asset Class	% of Net Assets
Equity Funds	86.0%
Other/Cash & Cash Equivalents	14.0%
100.0%

Even Keel Traveler Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2014

The Portfolio's performance figures* for the period ended March 31, 2014, as compared to its benchmark:

Performance Since Inception**
Even Keel Traveler Managed Risk Fund
Class A	(0.80)%
Class I	(0.81)%
FTSE Developed Markets Ex North America ***	2.43%

* The performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the March 13, 2014 prospectus, the Fund's total annual operating expense ratio is 0.97% for class A and 0.72% for class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

** Inception date is November 25, 2013.

*** The FTSE Developed ex North America Index is a market-capitalization-weighted index representing the performance of large and mid-capitalization stocks in developed markets, excluding the U.S. and Canada.

Holdings by Asset Class	% of Net Assets
Equity Funds	86.2%
Other/Cash & Cash Equivalents	13.8%
100.0%

Even Keel Explorer Managed Risk Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares				Value
EXCHANGE TRADED FUND - 89.0%
EQUITY FUND - 89.0%
24,863	Vanguard FTSE Emerging Markets ETF (Cost - $969,839)			$ 1,008,941

Principal Amount $		Coupon Rate (%)	Maturity
SHORT-TERM INVESTMENT - 3.1%
U.S. TREASURY SECURITY - 3.1%
35,000	United States Treasury Bill (Cost - $34,996)(a)	0.050	6/19/2014	34,996

	TOTAL INVESTMENTS - 92.1% (Cost - $1,004,835) (b)			$ 1,043,937
	OTHER ASSETS AND LIABILITIES - NET - 7.9%			89,035
	TOTAL NET ASSETS - 100.0%			$ 1,132,972

(a) Represents discount rate at time of purchase.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is substantially the same and differs from the market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 39,102
		Unrealized depreciation:		-
		Net unrealized appreciation:		$ 39,102

Unrealized
Contracts				Depreciation
OPEN SHORT FUTURES CONTRACTS
10	MSCI Emerging Markets Index Mini June 2014
	(Underlying Face Amount at Value $493,050)			$ (19,965)
NET UNREALIZED DEPRECIATION OF OPEN SHORT FURTURES CONTRACTS				$ (19,965)

See accompanying notes to financial statements.

Even Keel Managed Risk Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares			Value
EXCHANGE TRADED FUND - 82.3%
EQUITY FUND - 82.3%
5,452	Vanguard S&P 500 ETF (Cost - $938,044)		$ 934,200

	TOTAL INVESTMENTS - 82.3% (Cost - $938,044) (a)		$ 934,200
	OTHER ASSETS AND LIABILITIES - NET - 17.7%		200,665
	TOTAL NET ASSETS - 100.0%		$ 1,134,865

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is substantially the same and differes from the market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(3,844)
		Net unrealized depreciation:	$ (3,844)

Unrealized
Contracts			Depreciation
OPEN SHORT FUTURES CONTRACTS
1	S&P 500 E-Mini Future June 2014
	(Underlying Face Amount at Value $93,225)		$ (1,075)
	NET UNREALIZED DEPRECIATION OF OPEN SHORT FURTURES CONTRACTS		$ (1,075)

See accompanying notes to financial statements.

Even Keel Opportunities Managed Risk Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares				Value
	EXCHANGE TRADED FUNDS - 86.0%
	EQUITY FUNDS -86.0%
6,381	Vanguard Mid-Cap ETF			$ 724,754
2,764	Vanguard Small-Cap ETF			312,194

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,046,889)			1,036,948

Principal Amount $		Coupon Rate (%)(a)	Maturity
	SHORT-TERM INVESTMENT - 1.2%
	U.S. TREASURY SECURITY - 1.2%
15,000	United States Treasury Bill (Cost - $14,998)	0.050	6/19/2014	14,998

	TOTAL INVESTMENTS - 87.2% (Cost - $1,061,887) (b)			$ 1,051,946
	OTHER ASSETS AND LIABILITIES - NET - 12.8%			154,156
	TOTAL NET ASSETS - 100.0%			$ 1,206,102

(a) Represents discount rate at time of purchase.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is substantially the same and differes from the market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ -
		Unrealized depreciation:		(9,941)
		Net unrealized depreciation:		$ (9,941)

See accompanying notes to financial statements.

Even Keel Traveler Managed Risk Fund
PORTFOLIO OF INVESTMENTS
March 31, 2014 (Unaudited)

Shares				Value
EXCHANGE TRADED FUND - 86.2%
EQUITY FUND - 86.2%
24,348	Vanguard FTSE Developed Markets ETF (Cost - $1,002,721)			$ 1,004,842

Principal Amount $		Coupon Rate (%)(a)	Maturity
SHORT-TERM INVESTMENT - 2.2%
U.S. TREASURY SECURITY - 2.2%
25,000	United States Treasury Bill (Cost - $24,997)	0.050	6/19/2014	24,997

	TOTAL INVESTMENTS - 88.4% (Cost - $1,027,718) (b)			$ 1,029,839
	OTHER ASSETS AND LIABILITIES - NET - 11.6%			135,294
	TOTAL NET ASSETS - 100.0%			$ 1,165,133

(a) Represents discount rate at time of purchase.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is substantially the same and differes from the market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 2,121
		Unrealized depreciation:		-
		Net unrealized appreciation:		$ 2,121

Unrealized
Contracts				Depreciation
OPEN SHORT FUTURES CONTRACTS
4	MSCI EAFE Index Mini June 2014
	(Underlying Face Amount at Value $379,000)			$ (6,185)
NET UNREALIZED DEPRECIATION OF OPEN SHORT FURTURES CONTRACTS				$ (6,185)

See accompanying notes to financial statements.

Even Keel Funds
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

	Explorer	Managed Risk	Opportunities	Traveler
	Managed Risk Fund	Fund	Managed Risk Fund	Managed Risk Fund
ASSETS
Investment securities:
At cost	$ 1,004,835	$ 938,044	$ 1,061,887	$ 1,027,718
At value	$ 1,043,937	$ 934,200	$ 1,051,946	$ 1,029,839
Cash	19,318	103,699	125,454	61,789
Receivable for securities sold	54,745	-	-	19,232
Deposits with broker +	18,649	9,998	-	9,116
Receivable for fund shares sold	15,000	97,000	54,000	50,000
Prepaid expenses and other assets	1,939	1,924	1,936	1,934
TOTAL ASSETS	1,153,588	1,146,821	1,233,336	1,171,910

LIABILITIES
Payable for investments purchased	-	10,283	26,619	-
Unrealized depreciation on futures contracts	19,965	1,075	-	6,185
Advisory fees payable	470	422	423	407
Distribution (12b-1) fees payable	-	1	-	-
Payable to other affiliates	181	175	192	185
TOTAL LIABILITIES	20,616	11,956	27,234	6,777
NET ASSETS	$ 1,132,972	$ 1,134,865	$ 1,206,102	$ 1,165,133

Composition of Net Assets:
Paid in capital	$ 1,140,914	$ 1,130,871	$ 1,179,000	$ 1,183,829
Accumulated net investment loss	(627)	(612)	(2,304)	(611)
Accumulated net realized gain (loss) on investments and futures contracts	(26,452)	9,525	39,347	(14,021)
Net unrealized appreciation (depreciation) of investments and futures contracts	19,137	(4,919)	(9,941)	(4,064)
NET ASSETS	$ 1,132,972	$ 1,134,865	$ 1,206,102	$ 1,165,133

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 15,010	$ 103,503	$ 54,010	$ 50,010
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,515	10,309	5,254	5,041
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.91	$ 10.04	$ 10.28	$ 9.92

Class I Shares:
Net Assets	$ 1,117,962	$ 1,031,362	$ 1,152,092	$ 1,115,123
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	112,918	102,723	112,120	113,378
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.90	$ 10.04	$ 10.28	$ 9.84

+ Segregated as collateral for futures contracts.

See accompanying notes to financial statements.

Even Keel Funds
STATEMENT OF OPERATIONS
For the Period November 25, 2013 to March 31, 2014 + (Unaudited)

	Explorer	Managed	Opportunities	Traveler
	Managed Risk Fund	Risk Fund	Managed Risk Fund	Managed Risk Fund
INVESTMENT INCOME
Dividends	$ 2,752	$ 4,200	$ 174	$ 10,645
Interest	33	33	33	33
TOTAL INVESTMENT INCOME	2,785	4,233	207	10,678

EXPENSES
Investment advisory fees	1,804	1,811	1,868	1,829
Distribution (12b-1) fee - Class A	-	1	-	-
Administrative services fees	694	696	718	704
TOTAL EXPENSES	2,498	2,508	2,586	2,533
Less: Fees waived by the Advisor	-	(34)	(75)	(73)
NET EXPENSES	2,498	2,474	2,511	2,460
NET INVESTMENT INCOME (LOSS)	287	1,759	(2,304)	8,218

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	2,125	1	2	41
Futures contracts	(28,577)	9,524	39,345	(14,062)
	(26,452)	9,525	39,347	(14,021)
Net change in unrealized appreciation (depreciation) of:
Investments	39,102	(3,844)	(9,941)	2,121
Futures contracts	(19,965)	(1,075)	-	(6,185)
	19,137	(4,919)	(9,941)	(4,064)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS	(7,315)	4,606	29,406	(18,085)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (7,028)	$ 6,365	$ 27,102	$ (9,867)

+ The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS + (Unaudited)

	Explorer Managed Risk Fund	Managed Risk Fund

	For the Period Ended	For the Period Ended
	March 31, 2014	March 31, 2014
FROM OPERATIONS
Net investment income	$ 287	$ 1,759
Net realized gain (loss) on investments and futures contracts	(26,452)	9,525
Net change in unrealized appreciation (depreciation)
on investments and futures contracts	19,137	(4,919)
Net increase (decrease) in net assets resulting from operations	(7,028)	6,365

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(14)
Class I	(914)	(2,357)
Net decrease in net assets resulting from distributions to shareholders	(914)	(2,371)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	15,010	103,510
Class I	1,124,990	1,024,990
Reinvestment of dividends:
Class A	-	14
Class I	914	2,357
Net increase in net assets resulting from shares of beneficial interest	1,140,914	1,130,871

TOTAL INCREASE IN NET ASSETS	1,132,972	1,134,865

NET ASSETS
Beginning of Period	-	-
End of Period *	$ 1,132,972	$ 1,134,865
*Includes accumulated net investment loss in excess of distributions of:	$ (627)	$ (612)

SHARE ACTIVITY
Class A:
Shares Sold	1,515	10,308
Shares Reinvested	-	1
Net increase in shares of beneficial interest outstanding	1,515	10,309

Class I:
Shares Sold	112,825	102,487
Shares Reinvested	93	236
Net increase in shares of beneficial interest outstanding	112,918	102,723

+ The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS + (Continued) (Unaudited)

	Opportunities Managed Risk Fund	Traveler Managed Risk Fund

	For the Period Ended	For the Period Ended
	March 31, 2014	March 31, 2014
FROM OPERATIONS
Net investment income (loss)	$ (2,304)	$ 8,218
Net realized gain (loss) on investments and futures contracts	39,347	(14,021)
Net change in unrealized appreciation (depreciation)
on investments and futures contracts	(9,941)	(4,064)
Net increase (decrease) in net assets resulting from operations	27,102	(9,867)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	-	(8,829)
Net decrease in net assets resulting from distributions to shareholders	-	(8,829)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	54,010	50,010
Class I	1,124,990	1,124,990
Reinvestment of dividends:
Class I	-	8,829
Net increase in net assets resulting from shares of beneficial interest	1,179,000	1,183,829

TOTAL INCREASE IN NET ASSETS	1,206,102	1,165,133

NET ASSETS
Beginning of Period	-	-
End of Period *	$ 1,206,102	$ 1,165,133
*Includes accumulated net investment loss in excess of distributions of:	$ (2,304)	$ (611)

SHARE ACTIVITY
Class A:
Shares Sold	5,254	5,041
Net increase in shares of beneficial interest outstanding	5,254	5,041

Class I:
Shares Sold	112,120	112,477
Shares Reinvested	-	901
Net increase in shares of beneficial interest outstanding	112,120	113,378

+ The Even Keel Funds commenced operations on November 25, 2013.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.02
Net realized and unrealized loss on investments and futures contracts	(0.11)
Total from investment operations	(0.09)

Net asset value, end of period	$ 9.91

Total return (3)(4)	(0.90)%

Net assets, at end of period (000s)	$ 15

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.97%
Ratio of net expenses to average net assets (6)(7)	0.97%
Ratio of net investment income to average net assets (6)(7)(8)	0.59%
Portfolio Turnover Rate (4)	27%

(1) The Explorer Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)(3)	0.00
Net realized and unrealized loss on investments and futures contracts	(0.09)
Total from investment operations	(0.09)

Less distributions from:
Net investment income	(0.01)

Net asset value, end of period	$ 9.90

Total return (4)(5)	(0.92)%

Net assets, at end of period (000s)	$ 1,118

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	0.72%
Ratio of net expenses to average net assets (7)(8)	0.72%
Ratio of net investment income to average net assets (7)(8)(9)	0.08%
Portfolio Turnover Rate (5)	27%

(1) The Explorer Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents a value less than $0.005.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8) Does not include the expenses of other exchange traded funds in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.21
Net realized and unrealized loss on investments and futures contracts (3)	(0.15)
Total from investment operations	0.06

Less distributions from:
Net investment income	(0.02)

Net asset value, end of period	$ 10.04

Total return (4)(5)	0.62%

Net assets, at end of period (000s)	$ 104

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)(8)	1.00%
Ratio of net expenses to average net assets (7)(8)	0.94%
Ratio of net investment income to average net assets (7)(8)(9)	6.12%
Portfolio Turnover Rate (5)	0%

(1) The Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the share transactions for the period.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8) Does not include the expenses of other exchange traded funds in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.02
Net realized and unrealized gain on investments and futures contracts	0.04
Total from investment operations	0.06

Less distributions from:
Net investment income	(0.02)

Net asset value, end of period	$ 10.04

Total return (3)(4)	0.63%

Net assets, at end of period (000s)	$ 1,031

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.72%
Ratio of net expenses to average net assets (6)(7)	0.71%
Ratio of net investment income to average net assets (6)(7)(8)	0.50%
Portfolio Turnover Rate (4)	0%

(1) The Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	-
Net realized and unrealized gain on investments and futures contracts	0.28
Total from investment operations	0.28

Net asset value, end of period	$ 10.28

Total return (3)(4)	2.80%

Net assets, at end of period (000s)	$ 54

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.97%
Ratio of net expenses to average net assets (6)(7)	0.95%
Ratio of net investment income to average net assets (6)(7)(8)	0.00%
Portfolio Turnover Rate (4)	0%

(1) The Opportunities Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain on investments and futures contracts	0.30
Total from investment operations	0.28

Net asset value, end of period	$ 10.28

Total return (3)(4)	2.80%

Net assets, at end of period (000s)	$ 1,152

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.72%
Ratio of net expenses to average net assets (6)(7)	0.70%
Ratio of net investment income to average net assets (6)(7)(8)	(0.64)%
Portfolio Turnover Rate (4)	0%

(1) The Opportunities Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Traveler Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.09
Net realized and unrealized loss on investments and futures contracts	(0.17)
Total from investment operations	(0.08)

Net asset value, end of period	$ 9.92

Total return (3)(4)	(0.80)%

Net assets, at end of period (000s)	$ 50

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.97%
Ratio of net expenses to average net assets (6)(7)	0.95%
Ratio of net investment income to average net assets (6)(7)(8)	2.63%
Portfolio Turnover Rate (4)	10%

(1) The Traveler Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Traveler Managed Risk Fund
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
March 31, 2014 (1)
(Unaudited)
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized loss on investments and futures contracts	(0.16)
Total from investment operations	(0.08)

Less distributions from:
Net investment income	(0.08)

Net asset value, end of period	$ 9.84

Total return (3)(4)	(0.81)%

Net assets, at end of period (000s)	$ 1,115

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)(7)	0.72%
Ratio of net expenses to average net assets (6)(7)	0.70%
Ratio of net investment income to average net assets (6)(7)(8)	2.34%
Portfolio Turnover Rate (4)	10%

(1) The Traveler Managed Risk Fund commenced operations on November 25, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7) Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2014 (Unaudited)

1.

ORGANIZATION

The Even Keel Explorer Managed Risk Fund (“Explorer Managed Risk”), Even Keel Managed Risk Fund (“Managed Risk”), Even Keel Opportunities Managed Risk Fund (“Opportunities Managed Risk”)  and Even Keel Traveler Managed Risk Fund (“Traveler Managed Risk”) (each a “Fund”, collectively the “Funds”) are a diversified series of shares of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds currently offers Class A shares and Class I shares. The investment objective of the Funds is to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

The Funds currently offer Class A and Class I shares.  Class A and Class I shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2014 for the Funds assets and liabilities measured at fair value:

Explorer Managed Risk
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 1,008,941	$ -	$ -	$ 1,008,941
Short-Term Investments	34,996	-	-	34,996
Total	$ 1,043,937	$ -	$ -	$ 1,043,937
Liabilities *	Level 1	Level 2	Level 3	Total
Open Short Future Contracts**	$ 19,965	$ -	$ -	$ 19,965
Total	$ 19,965	$ -	$ -	$ 19,965

Managed Risk
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 934,200	$ -	$ -	$ 934,200
Total	$ 934,200	$ -	$ -	$ 934,200
Liabilities *	Level 1	Level 2	Level 3	Total
Open Short Future Contracts**	$ 1,075	$ -	$ -	$ 1,075
Total	$ 1,075	$ -	$ -	$ 1,075

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Opportunities Managed Risk
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,036,948	$ -	$ -	$ 1,036,948
Short-Term Investments	14,998	-	-	14,998
Total	$ 1,051,946	$ -	$ -	$ 1,051,946

Traveler Managed Risk
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 1,004,842	$ -	$ -	$ 1,004,842
Short-Term Investments	24,997	-	-	24,997
Total	$ 1,029,839	$ -	$ -	$ 1,029,839
Liabilities *	Level 1	Level 2	Level 3	Total
Open Short Future Contracts**	$ 6,185	$ -	$ -	$ 6,185
Total	$ 6,185	$ -	$ -	$ 6,185

The Portfolios did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 or Level 2 during the year. It is the Portfolios’ policy to record transfers into or out of Level 1 or Level 2 at the end of the year.

*Refer to the Portfolio of Investments for industry classification.

**Net appreciation/(depreciation) of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets

The following table presents the each Portfolio’s liabilities derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2014.

Explorer Managed Risk Fund
Description	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Futures Contracts	$ 19,965	$ -	$ 18,649	$ 1,316
Total	$ 19,965	$ -	$ 18,649	$ 1,316

Managed Risk Fund
Description	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Futures Contracts	$ 1,075	$ -	$ 9,998	$ 8,923
Total	$ 1,075	$ -	$ 9,998	$ 8,923

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

Traveler Managed Risk Fund
Description	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Futures Contracts	$ 6,185	$ -	$ 9,116	$ 2,931
Total	$ 6,185	$ -	$ 9,116	$ 2,931

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, were as follows:

Fund	Purchases	Sales
Explorer Managed Risk	$ 1,022,459	$ 54,744
Managed Risk	938,044	-
Opportunities Managed Risk	1,046,889	-
Travelers Managed Risk	1,021,912	19,231

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Milliman Financial Risk Management LLC serves as the Funds’ investment advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.52% of the Funds average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), effective March 10, 2014 the Advisor has agreed, at least until March 31, 2015 to waive a portion of its management fees as follows, calculated daily based on each Fund’s average net assets.

Waiver Amount
Managed Risk	0.05%
Opportunities	0.10%
Traveler	0.10%

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds management fee expenses are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A and Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waived. For the six months ended March 31, 2014 the funds did not waive any fees.

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the period ended March 31, 2014, Even Keel Managed Risk Fund Class A shares were charged $1.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

5.  UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Even Keel Explorer Managed Risk Fund currently invests a portion of its assets in the Vanguard FTSE Emerging Markets ETF. The Vanguard FTSE Emerging Markets ETF is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the Vanguard FTSE Emerging Markets ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard FTSE Emerging Markets ETF. The financial statements of the Vanguard FTSE Emerging Markets ETF, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2014, the Fund invested 89.0% of its net assets in the Vanguard FTSE Emerging Markets ETF.

The Even Keel Managed Risk Fund currently invests a portion of its assets in the Vanguard S&P 500 ETF. The Vanguard S&P 500 ETF is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the Vanguard S&P 500 ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

Even Keel Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2014 (Unaudited)

The performance of the Fund may be directly affected by the performance of the Vanguard S&P 500 ETF. The financial statements of the Vanguard S&P 500 ETF, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2014, the Fund invested 82.3% of its net assets in the Vanguard S&P 500 ETF.

The Even Keel Opportunities Managed Risk Fund currently invests a portion of its assets in the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF. The Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF are registered under the 1940 Act as an open-end management investment companies. The Portfolio may redeem its investment from the Vanguard Mid-Cap ETF or Vanguard Small-Cap ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF. The financial statements of the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2014, the Fund invested 60.1% and 25.9% of its net assets in the Vanguard Mid-Cap ETF and Vanguard Small-Cap ETF, respectively.

The Even Keel Traveler Managed Risk Fund currently invests a portion of its assets in the Vanguard FTSE Developed Markets ETF. The Vanguard FTSE Developed Markets ETF is registered under the 1940 Act as an open-end management investment company. The Portfolio may redeem its investment from the Vanguard FTSE Developed Markets ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard FTSE Developed Markets ETF. The financial statements of the Vanguard FTSE Developed Markets ETF, including the portfolio of investments, can be found at the Vanguard website, www.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2014, the Fund invested 86.2% of its net assets in the Vanguard FTSE Developed Markets ETF.

6.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Even Keel Funds

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service fees (12b-1 fees) and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 25, 2013* through March 31, 2014.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class A	Portfolio’s Annualized Expense Ratio	Beginning Account Value 11-25-13	Ending Account Value 03-31-14	Expenses Paid During Period*	Ending Account Value 03-31-14	Expenses Paid During Period*
Even Keel Explorer Managed Risk	0.97%	$1,000.00	$991.00	$3.33	$1,020.09	$4.89
Even Keel Managed Risk	0.94%	$1,000.00	$1,006.20	$3.25	$1,020.25	$4.73
Even Keel Opportunities Managed Risk	0.95%	$1,000.00	$1,028.00	$3.33	$1,020.19	$4.78
Even Keel Traveler Managed Risk	0.95%	$1,000.00	$992.00	$3.27	$1,020.19	$4.78

Even Keel Funds

EXPENSE EXAMPLES (Continued)

March 31, 2014 (Unaudited)

			Actual		Hypothetical (5% return before expenses)
Class I	Portfolio’s Annualized Expense Ratio	Beginning Account Value 11-25-13	Ending Account Value 03-31-14	Expenses Paid During Period*	Ending Account Value 03-31-14	Expenses Paid During Period*
Even Keel Explorer Managed Risk	0.72%	$1,000.00	$990.80	$2.47	$1,021.34	$3.63
Even Keel Managed Risk	0.71%	$1,000.00	$1,006.30	$2.46	$1,021.39	$3.58
Even Keel Opportunities Managed Risk	0.70%	$1,000.00	$1,028.00	$2.45	$1,021.45	$3.52
Even Keel Traveler Managed Risk	0.70%	$1,000.00	$991.90	$2.41	$1,021.44	$3.53

*”Actual” expense information is for the period from November 25, 2013 (date of initial investment) to March 31, 2014.  Actual expenses are equal to the Funds annualized net expense ratio multiplied by 126/365 (to reflect the period from initial investment to March 31, 2014).

“Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds.  It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

Even Keel Funds

SUPPLEMENTAL INFORMATION

March 31, 2014 (Unaudited)

Approval of Advisory Agreement – Even Keel Funds

In connection with a meeting held on August 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Milliman Financial Risk Management (“Milliman”) and the Trust, with respect to the Even Keel Developed Markets Managed Risk Fund (“Developed Markets”), Even Keel Emerging Markets Managed Risk Fund (“Emerging Markets”), Even Keel Managed Risk Fund (“Managed Risk”), and Even Keel Opportunities Managed Risk Fund (“Opportunities Managed”) (collectively the “Even Keel Funds”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that the roots of Milliman’s parent company, Milliman, Inc., started in 1947, began in insurance and Milliman was established in 1998.  The Board noted that Milliman provides risk management support for over $500 billion of retirement savings, which includes over $85 billion in assets where Milliman serves as the investment adviser responsible for hedging market risk for the underlying portfolios (particularly insurance companies and insurance related products) by applying their proprietary Milliman Managed Risk Strategy TM overlay to the portfolios.  The Board reviewed the organization and the investment personnel responsible for servicing the Even Keel Funds and was satisfied with the advisory firm’s robust integrated infrastructure and that senior management and investment personnel have extensive experience and knowledge along with access to technology and resources to provide the necessary services to manage the Even Keel Funds.  The Board noted that there is a financial performance team that assesses the effectiveness of each Even Keel Fund’s strategy, which is reviewed weekly with senior members of the organization that bring a multi-disciplinary perspective to the review process to ensure the strategies, which the Board considered to be a quality control.  The Board noted that Milliman’s investment committee conducts monthly meetings to review Milliman’s performance along with reviewing the policies and procedures around the management of the Even Keel Funds.   The Board recognized that Milliman has a strong compliance culture with no material compliance or litigation issues over the last 36 months; however, with a firm of this size, claims or litigations can periodically occur, but nothing material to affect Milliman’s financial viability.  The Board recognizes Milliman’s long history and excellent reputation as an industry leader in risk management, and is satisfied that Milliman has the pedigree to deliver a high level of quality service which will benefit the Even Keel Funds and their future shareholders.

Even Keel Funds

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2014 (Unaudited)

Performance.  The Board reviewed the results of the Sustainable Opportunities Fund (“TSO Fund”) which is also managed by Milliman.  The Board noted that although the TSO Fund employs a different strategy than any of the Even Keel Funds, it reviewed the performance data and noted that the TSO Fund has only been in operation since June 15, 2012, and over that short period it underperformed the benchmarks with returns of 11.89% as compared to 16.92% for the S&P 500 Daily Risk Control 10% Total Return Index, and 24.08% for the S&P 500 Index.  Upon examination, the Board noted the underperformance vs. the benchmarks could be contributed to the TSO Fund’s globally diversified portfolio while its benchmarks only have exposure to U.S. large cap securities.  They further noted that over the aforementioned time period, U.S. large cap securities substantially outperformed international and emerging market equities and U.S. and global fixed income.  The Board acknowledged that the TSO Fund’s objective is capital appreciation and income with capital preservation and performed as it was designed to.  The Board noted that Milliman specializes in portfolio risk management giving the Board comfort that Milliman has the potential to deliver results consistent with the Board’s expectations, and to the benefit of the Even Keel Funds and their future shareholders.  The Trustees concluded that Milliman has a unique approach to providing down side risk management in the equity context.

Fees & Expenses.  The Board noted that Milliman has proposed a management fee of 0.52% for Opportunities Managed, which is lower than the peer group average of 0.72%, and slightly lower than the Morningstar category average of 0.65%.  The Board also noted that the proposed management fee is within the range of fees charged by the peer group (0.45% - 1.00%) and other funds in the Morningstar category (0.02% - 1.50%).  The Board noted the estimated expense ratio is 0.72% for Opportunities Managed, which is lower than both the peer group average of 0.91% and the Morningstar category average of 0.88%.  The Board also noted that some funds in the peer group are well established mutual fund complexes with large assets under management and potentially benefiting from economies of scale.  The Board concluded that the Fund’s management fee is priced competitively; and is therefore reasonable.

The Board noted that Milliman has proposed a management fee of 0.52% for Managed Risk which is higher than the selected peer group average of 0.48% and lower than the Morningstar category average of 0.57%.  The Board also noted that the proposed management fee is within the range of fees charged by the peer group (0.03% - 0.70%) and other funds in the Morningstar category (0.01% - 1.40%).  The Board noted the estimated expense ratio is 0.72% for Managed Risk which is lower than both the peer group average of 0.78% and the Morningstar category average of 0.73%.  The Board also noted that some funds in the peer group are well established mutual fund complexes with large assets under management and potentially benefiting from economies of scale.  The Board concluded that the Fund’s management fee, while slightly higher than average, is well within the range of reasonable.

Even Keel Funds

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2014 (Unaudited)

The Board noted that Milliman has proposed a management fee of 0.52% for Developed Markets, which is lower than both the selected peer group average of 0.65% and the Morningstar category average of 0.66%.  The Board also noted that the proposed management fee is within the range of fees charged by the peer group (0.25% - 0.90%) and other funds in the Morningstar category (0.00% - 1.75%).  The Board noted the estimated expense ratio is 0.72% for Developed Markets, which is lower than both the peer group average of 0.85% and the Morningstar category average of 0.88%.  The Board concluded that the Fund’s management fee is priced competitively and, therefore reasonable.

The Board noted that Milliman has proposed a management fee of 0.52% for Emerging Markets, which is lower than both the selected peer group average of 0.83% and the Morningstar category average of 0.97%.  The Board also noted that the proposed management fee is within the range of fees charged by the peer group (0.14% - 1.20%) and other funds in the Morningstar category (0.02% - 1.54%).  The Board noted the estimated expense ratio is 0.72% for Emerging Markets which is lower than both the peer group average of 1.00% and the Morningstar category average of 1.25%.  The Board concluded that the Fund’s management fee is priced competitively and is, therefore, reasonable.

Economies of Scale.  The Board discussed the anticipated size of the Even Keel Funds, and their prospects for growth.  The Trustee noted that Milliman has a well-developed distribution plan, which should benefit shareholders by reducing operating expenses. The Trustees concluded that based on the anticipated size of the Even Keel Funds and that each Fund is priced competitively, Milliman is unlikely to realize economies justifying breakpoints during the initial term of the Advisory Agreement.  However, a representative of Milliman agreed with the Board that as each Fund grows and Milliman achieves economies of scale, it would re-evaluate breakpoints.  The Board agreed to monitor and address the issue at the appropriate time and would expect Milliman to negotiate in good faith at that time.

Profitability.  The Board considered the anticipated profits to be realized by Milliman in connection with the operation of the Even Keel Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Even Keel Funds.  The Board noted that Milliman anticipates realizing a net loss in connection with its relationship with each of the Even Keel Funds during the initial period of the Advisory Agreement.  The Board was satisfied that Milliman’s anticipated levels of profitability are not unreasonable.

Conclusion.  Having requested and received such information from Milliman as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of each of Even Keel Developed Markets Managed Risk Fund, Even Keel Emerging Markets Managed Risk Fund, Even Keel Managed Risk Fund, and Even Keel Opportunities Managed Risk Fund.

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR

Milliman Financial Risk Management LLC

71 S Wacker Drive, 31st Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/04/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

06/04/14

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

06/04/14